Other disclosures - Foreclosed real estate assets (Details) - Spain € in Millions	Jun. 30, 2020 EUR (€)
Distribution of portfolio
Foreclosed assets	€ 4,198
Impairment losses since time of foreclosure	2,748
Foreclosed Properties | Project Quasar Investments 2017, S.L.
Distribution of portfolio
Investments accounted for using equity method	1,074
Foreclosed Equity Instruments
Distribution of portfolio
Investments accounted for using equity method	65
Construction and property development
Distribution of portfolio
Foreclosed assets	3,399
Impairment losses since time of foreclosure	2,511
Construction and property development | Real Estate Assets, Completed Buildings
Distribution of portfolio
Foreclosed assets	1,431
Impairment losses since time of foreclosure	545
Construction and property development | Real Estate Assets, Completed Buildings, Residential
Distribution of portfolio
Foreclosed assets	415
Impairment losses since time of foreclosure	99
Construction and property development | Real Estate Assets, Completed Buildings, Non-residential
Distribution of portfolio
Foreclosed assets	1,016
Impairment losses since time of foreclosure	446
Construction and property development | Real Estate Assets, Buildings Under Construction
Distribution of portfolio
Foreclosed assets	108
Impairment losses since time of foreclosure	39
Construction and property development | Real Estate Assets, Buildings Under Construction, Residential
Distribution of portfolio
Foreclosed assets	108
Impairment losses since time of foreclosure	39
Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential
Distribution of portfolio
Foreclosed assets	0
Impairment losses since time of foreclosure	0
Construction and property development | Real Estate Assets, Land
Distribution of portfolio
Foreclosed assets	1,860
Impairment losses since time of foreclosure	1,927
Construction and property development | Real Estate Assets, Developed Land
Distribution of portfolio
Foreclosed assets	730
Impairment losses since time of foreclosure	530
Construction and property development | Real Estate Assets, Undeveloped Land
Distribution of portfolio
Foreclosed assets	1,130
Impairment losses since time of foreclosure	1,397
Home purchase loans
Distribution of portfolio
Foreclosed assets	637
Impairment losses since time of foreclosure	181
Other loans
Distribution of portfolio
Foreclosed assets	162
Impairment losses since time of foreclosure	56
Gross carrying amount
Distribution of portfolio
Foreclosed assets	8,143
Gross carrying amount | Construction and property development
Distribution of portfolio
Foreclosed assets	6,961
Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings
Distribution of portfolio
Foreclosed assets	2,202
Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings, Residential
Distribution of portfolio
Foreclosed assets	562
Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential
Distribution of portfolio
Foreclosed assets	1,640
Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction
Distribution of portfolio
Foreclosed assets	184
Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential
Distribution of portfolio
Foreclosed assets	184
Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential
Distribution of portfolio
Foreclosed assets	0
Gross carrying amount | Construction and property development | Real Estate Assets, Land
Distribution of portfolio
Foreclosed assets	4,575
Gross carrying amount | Construction and property development | Real Estate Assets, Developed Land
Distribution of portfolio
Foreclosed assets	1,587
Gross carrying amount | Construction and property development | Real Estate Assets, Undeveloped Land
Distribution of portfolio
Foreclosed assets	2,988
Gross carrying amount | Home purchase loans
Distribution of portfolio
Foreclosed assets	929
Gross carrying amount | Other loans
Distribution of portfolio
Foreclosed assets	253
Accumulated impairment
Distribution of portfolio
Foreclosed assets	(3,945)
Accumulated impairment | Construction and property development
Distribution of portfolio
Foreclosed assets	(3,562)
Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings
Distribution of portfolio
Foreclosed assets	(771)
Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings, Residential
Distribution of portfolio
Foreclosed assets	(147)
Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential
Distribution of portfolio
Foreclosed assets	(624)
Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction
Distribution of portfolio
Foreclosed assets	(76)
Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential
Distribution of portfolio
Foreclosed assets	(76)
Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential
Distribution of portfolio
Foreclosed assets	0
Accumulated impairment | Construction and property development | Real Estate Assets, Land
Distribution of portfolio
Foreclosed assets	(2,715)
Accumulated impairment | Construction and property development | Real Estate Assets, Developed Land
Distribution of portfolio
Foreclosed assets	(857)
Accumulated impairment | Construction and property development | Real Estate Assets, Undeveloped Land
Distribution of portfolio
Foreclosed assets	(1,858)
Accumulated impairment | Home purchase loans
Distribution of portfolio
Foreclosed assets	(292)
Accumulated impairment | Other loans
Distribution of portfolio
Foreclosed assets	€ (91)